Other Borrowings (Composition of Other Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Total other borrowings	$ 18,774	$ 2,118
FHLB Advance Due March 2016 [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank borrowings		2,118
Interest rate	0.45%
Mortgage Loans on Real Estate, Final Maturity Date	Mar. 01, 2016
FHLB Advance Due March 2017 [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank borrowings	$ 18,774
Interest rate	0.74%
Mortgage Loans on Real Estate, Final Maturity Date	Mar. 01, 2017